Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Cash flows from operating activities
Net income (loss)	$ 103,143	$ 25,423	$ 37,111	$ (37,943)	$ (57,047)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization charges	47,951	46,373	62,857	58,005	57,337
Loss (gain) on disposal of property, plant and equipment	181	1,079	1,223	36	(440)
Impairment charges					5,497
Deferred income tax (benefit) provision	(59,468)	5,050	7,458	8,058	5,782
Stock-based compensation expense	25,152	8,669	17,198	2,744	2,502
Loss on extinguishment of debt	5,527
Amortization of debt issuance costs and original issue discount	5,226	7,536	10,066	9,828	9,738
Prepayment premium on term loans	(2,518)
Forgiveness of notes receivable from stockholders			87	604	3,905
Write-off of original issue discount - prior term loans	(14,230)
Changes in operating assets and liabilities (excluding amounts from acquisitions):
Accounts receivable	(12,791)	327	18,945	(4,841)	2,531
Inventories	5,365	(11,362)	14,298	(25,006)	6,197
Prepaid expenses and other current assets	79	3,490	4,509	4,555	9,515
Accounts payable and accrued liabilities	14,183	1,942
Cash overdrafts, accounts payable and accrued liabilities			(16,573)	7,051	(10,235)
Other	346	149	67	(231)	(843)
Net cash provided by operating activities	118,146	88,676	157,246	22,860	34,439
Cash flows used in investing activities
Purchases of property, plant and equipment	(26,477)	(29,595)	(35,861)	(21,006)	(19,513)
Net cash used in acquisitions		(72,483)	(72,483)
Proceeds from sale of property, plant and equipment	2	35	42	81	7,739
Net cash used in investing activities	(26,475)	(102,043)	(108,302)	(20,925)	(11,774)
Cash flows from (used in) financing activities
Borrowings on revolving line of credit	67,281	351,680	419,336	439,642	421,489
Repayments on revolving line of credit	(67,281)	(325,871)	(448,036)	(425,100)	(430,350)
Proceeds from issuance of term loans, net of original issue discount	1,293,500
Repayments on term loans and capital leases	(1,465,047)	(9,903)	(13,466)	(16,257)	(11,477)
Repayments on other long-term liabilities	(10,957)
Debt issuance costs	(3,699)				(423)
Issuance of stock	216,451				1,000
Dividends paid	(11,040)
Redemption of stock	(1,940)		(963)		(1,707)
Retirement of stockholder notes receivable	2,730
Issuance of stockholder notes receivable	(232)	(695)	(1,407)	(413)	(1,067)
Net cash provided by financing activities	19,766	15,211	(44,536)	(2,128)	(22,535)
Net increase (decrease) in cash and cash equivalents	111,437	1,844	4,408	(193)	130
Cash and cash equivalents, beginning of period	4,505	97	97	290	160
Cash and cash equivalents, end of period	115,942	1,941	4,505	97	290
Cash paid (received) during the period for:
Interest, net	77,380	70,907	94,928	94,681	95,212
Income taxes, net	1,686	2,130	1,850	(59)	(358)
Significant non-cash transactions:
Accounts payable for construction in progress	1,105	$ 1,094	1,982	1,358	301
Liabilities under tax receivable agreement (including related party amount of $223,780)	$ 254,155
Insurance premiums financed			3,266	4,288	4,543
Capital leases			$ 305	$ 839	$ 300